SHAREHOLDERS’ EQUITY (Details Narrative)							1 Months Ended	12 Months Ended
	May 19, 2025	Mar. 16, 2025 USD ($) $ / shares shares	May 16, 2024 USD ($) $ / shares shares	Apr. 11, 2024	Feb. 22, 2024 USD ($) $ / shares shares	Jan. 17, 2023 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Jun. 26, 2025 CNY (¥)	Apr. 15, 2025 $ / shares shares	Mar. 09, 2024 $ / shares shares	Dec. 11, 2019 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized													270,000,000	45,000,000
Common stock, par value | $ / shares													$ 0.001	$ 0.001
Stockholders' equity, reverse stock split	1-for-25			1-for-10
Stock issued during period shares new issues		333,333
Stock Issued During Period, Value, New Issues | $									$ 5,600,000	$ 2,027,544
Common Stock, Shares, Outstanding						11,000
Payments for Commissions | $						$ 168,532
Proceeds from issuance of private placement | $			$ 5,600,000
Proceeds from issuance of initial public offering | $		$ 12,000,000					$ 10,700,000	$ 10,672,912	5,600,000	$ 2,027,544
Class of warrant description		The exercise price of the Series A Warrants was reset immediately following the thirtieth (30th) trading day (the “Reset Date”) following the issuance date of the Series A Warrants to a price equal to 105% of the arithmetic average of the sum of the three lowest per share volume-weighted average prices (“VWAPs”) of the Class A Ordinary Shares on the Nasdaq Capital Market (“Nasdaq”) for the twenty (20) trading days immediately prior to the Reset Date, provided that such price shall not be lower than $7.2 (the “Floor Price”). As of the September 30, 2025, the exercise price of Series A Warrants was not set.
Consideration amount | $								$ 447,059	$ 442,848
Statutory surplus reserve, description								Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Xi'an App Chem [Member]
Class of Stock [Line Items]
Non-controlling interests rate								75.00%
Tianjin YHX [Member]
Class of Stock [Line Items]
Non-controlling interests rate									49.00%		51.00%
Consideration amount									$ (20,158)		¥ 1
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues		28,000
Share price | $ / shares		$ 36
Pre Funded [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues		305,333
Share price | $ / shares		$ 0.025
Five Investors [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues | $						$ 2,200,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized								1,000,000,000	1,000,000,000			1,000,000,000
Common stock, par value | $ / shares		0.025						$ 0.025	$ 0.025			$ 0.025
Stock issued during period shares new issues			24,055		800
Stock Issued During Period, Value, New Issues | $					$ 99,020
Exercise price | $ / shares			$ 63.00
Common Stock, Shares, Outstanding								6,086,971	77,149
Shares of warrants			72,165
Share price | $ / shares			$ 57.25		$ 123.75
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues									24,055	11,000
Stock Issued During Period, Value, New Issues | $									$ 601	$ 275
Common Class A [Member] | Five Investors [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues						11,000
Shares Issued, Price Per Share | $ / shares						$ 200
Common Class A [Member] | Investor [Member]
Class of Stock [Line Items]
Exercise price | $ / shares						$ 220
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsWeightedAverageRemainingContractualTermExercisable]						24 months
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized								50,000,000	50,000,000			50,000,000
Common stock, par value | $ / shares								$ 0.001	$ 0.001			$ 0.001
Stock issued during period shares new issues			1,844,050
Common Stock, Shares, Outstanding								2,041,839	2,041,839
Shares of warrants			221,286
Share price | $ / shares			$ 2.29
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period shares new issues									1,844,050
Stock Issued During Period, Value, New Issues | $									$ 1,844
Series A Warrant [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		36
Series B Warrant [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 54